Other operating income and expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Other operating income [Abstract]
Grants (Note 16)	$ 29,349	$ 29,661
Insurance proceeds and other	11,130	6,375
Total	40,479	36,036
Gains on sale of equity interest	4,600
Other operating expenses [Abstract]
Raw materials and consumables used	(18,041)	(9,315)
Leases and fees	(6,603)	(5,646)
Operation and maintenance	(60,382)	(76,853)
Independent professional services	(20,496)	(19,676)
Supplies	(18,590)	(27,573)
Insurance	(21,000)	(23,683)
Levies and duties	(7,851)	(8,700)
Other expenses	(8,324)	(7,650)
Total	$ (161,287)	$ (179,096)